............................
                                                    .       OMB APPROVAL       .
                                                    ............................
                                                    .OMB Number: 3235-0006     .
                                                    .Expires:   August 31, 2012.
                                                    .Estimated average burden  .
                                                    .hours per response   23.5 .
                                                    ............................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tinicum Lantern II L.L.C.
Address:   800 Third Avenue
           40th Floor
           New York, New York 10022

Form 13F File Number: 28-12764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eric M. Ruttenberg
Title:    Managing Member
Phone:    (212) 446-9300

Signature, Place, and Date of Signing:


/s/ Eric M. Ruttenberg
---------------------------   New York, New York     May 2, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $295,192 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/  SH  PUT/ INVEST   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCR   MANAGERS   SOLE      SHARED     NONE
----------------------------   --------------   --------- --------   -------  --- ---- ------ --------- ---------- --------- -------
ACCURIDE CORP NEW              COM NEW          00439T206  36,180   2,604,730  SH       SOLE            2,604,730
BREEZE EASTERN CORP            COM              106764103  21,550   2,511,667  SH       SOLE            2,511,667
CHURCHILL DOWNS INC            COM              171484108   6,175     148,802  SH       SOLE              148,802
CYMER INC                      COM              232572107 120,224   2,125,203  SH       SOLE            2,125,203
GSI GROUP INC CDA NEW          COM NEW          36191C205   6,529     633,842  SH       SOLE              633,842
LAWSON PRODS INC               COM              520776105     445      19,300  SH       SOLE               19,300
NUTRI SYS INC NEW              COM              67069D108  19,344   1,335,000  SH       SOLE            1,335,000
PACIFIC CAP BANCORP NEW        COM NEW          69404P200     310      10,448  SH       SOLE               10,448
SEAGATE TECHNOLOGY PLC         SHS              G7945M107   1,773     123,100  SH       SOLE              123,100
SIMPSON MANUFACTURING CO INC   COM              829073105   9,085     308,400  SH       SOLE              308,400
SOLUTIA INC                    *W EXP 02/27/201 834376147     581     201,671  SH       SOLE              201,671
TRIMAS CORP                    COM NEW          896215209  11,010     512,100  SH       SOLE              512,100
VEECO INSTRS INC DEL           COM              922417100     752      14,790  SH       SOLE               14,790
VISHAY PRECISION GROUP INC     COM              92835K103     527      33,600  SH       SOLE               33,600
WESTERN DIGITAL CORP           COM              958102105   4,866     130,500  SH       SOLE              130,500
X-RITE INC                     COM              983857103  55,821  11,751,792  SH       SOLE           11,751,792
